FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
10.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value may be based upon broker quotations, counterparty quotations or pricing services quotations, which provide valuation estimates based upon reasonable market order indications or a good faith estimate thereof and are subject to significant variability based on market conditions, such as interest rates, credit spreads and market liquidity. A significant portion of Newcastle’s loans, securities and debt obligations are currently not traded in active markets and therefore have little or no price transparency. As a result, Newcastle has estimated the fair value of these illiquid instruments based on internal pricing models rather than quotations. The determination of estimated cash flows used in pricing models is inherently subjective and imprecise. Changes in market conditions, as well as changes in the assumptions or methodology used to determine fair value, could result in a significant change to estimated fair values. It should be noted that minor changes in assumptions or estimation methodologies can have a material effect on these derived or estimated fair values, and that the fair values reflected below are indicative of the interest rate and credit spread environments as of December 31, 2012 and do not take into consideration the effects of subsequent changes in market or other factors.

Newcastle has various processes and controls in place to ensure that fair value is reasonably estimated. With respect to the broker and pricing service quotations, to ensure these quotes represent a reasonable estimate of fair value, Newcastle’s quarterly procedures include a comparison to the outputs generated from its internal pricing models and transactions Newcastle has completed with respect to these or similar securities, as well as on its knowledge and experience of these markets. With respect to fair value estimates generated based on Newcastle’s internal pricing models, Newcastle’s management validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. Newcastle believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

For Excess MSRs acquired prior to the current quarter, Newcastle obtains a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools from an independent valuation firm at the current quarter end date. For Excess MSRs acquired during the current quarter, Newcastle obtained a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools at the time of acquisition. To date, Newcastle has not made any significant valuation adjustments as a result of these third party opinions.

Fair Value Summary Table

The carrying values and estimated fair values of Newcastle’s assets and liabilities at December 31, 2012 and 2011 were as follows:

	December 31, 2012							December 31, 2011
	Principal				Weighted	Weighted
	Balance or				Average	Average
	Notional	Carrying	Estimated		Yield/Funding	Maturity		Carrying	Estimated
	Amount	Value	Fair Value	Fair Value Method (A)	Cost	(Years)		Value	Fair Value
Assets
Financial instruments:
Real estate securities, available-for-sale*	$2,078,101	$1,691,575	$1,691,575	Broker quotations, counterparty quotations, pricing services, pricing models	4.69%	4.0		$1,731,744	$1,731,744
Real estate related loans, held-for-sale, net	1,121,085	843,132	853,102	Broker quotations, counterparty quotations, pricing services, pricing models	12.15%	2.6		813,580	819,249
Residential mortgage loans, held-for-investment, net	328,070	292,461	297,030	Pricing models	8.19%	6.1		331,236	330,277
Residential mortgage loans, held-for-sale, net	3,645	2,471	2,471	Pricing models	17.00%	4.7		2,687	2,687
Subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Restricted cash*	2,064	2,064	2,064					105,040	105,040
Cash and cash equivalents*	231,898	231,898	231,898					157,347	157,347
Derivative assets, treated as hedges (C)(E)*	—	—	—	Counterparty quotations	N/A	(C	)	1,092	1,092
Non-hedge derivative assets (D)(E)*	23,400	165	165	Counterparty quotations	N/A	(D	)	862	862
Investments in real estate and intangibles, net		188,559	194,878	Broker quotations, recent purchase price				—	—
Operating real estate, held-for-sale		—	—					7,741	7,741
Other investments		24,907	13,165	Pricing models				24,907	24,907
Receivables and other assets		17,197	17,197					26,854	26,854
Assets of discontinued operations	76,560,751	245,069	245,069	Pricing models	17.59%	5.4		43,986	43,986
		$3,945,312	$3,954,428					$3,651,799	$3,656,509

Liabilities
Financial instruments:
CDO bonds payable	$1,090,915	$1,091,354	$781,856	Pricing models	2.08%	2.5		$2,403,605	$1,500,307
Other bonds and notes payable	187,963	183,390	190,302	Broker quotations, pricing models	5.07%	4.0		200,377	203,136
Repurchase agreements	929,435	929,435	929,435	Market comparables	0.81%	0.1		239,740	239,740
Mortgage notes payable	120,525	120,525	120,525	Pricing models	3.79%	5.8		—	—
Financing of subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Junior subordinated notes payable	51,004	51,243	31,545	Pricing models	7.40%	22.3		51,248	30,145
Interest rate swaps, treated as hedges (C)(E)*	154,450	12,175	12,175	Counterparty quotations	N/A	(C	)	90,025	90,025
Non-hedge derivatives (D)(E)*	294,203	19,401	19,401	Counterparty quotations	N/A	(D	)	29,295	29,295
Due to affiliates		3,620	3,620					1,659	1,659
Dividends payable, accrued expenses and other liabilities		54,815	54,815					34,808	34,808
Liabilities of discontinued operations		480	480					4,230	4,230
		$2,872,252	$2,549,968					$3,459,710	$2,538,068

*Measured at fair value on a recurring basis.

(A)
Methods are listed in order of priority. In the case of real estate securities and real estate related loans, broker quotations are obtained if available and practicable, otherwise counterparty quotations or pricing service valuations are obtained or, finally, internal pricing models are used. Internal pricing models are only used for (i) securities and loans that are not traded in an active market, and, therefore, have little or no price transparency, and for which significant unobservable inputs must be used in estimating fair value, or (ii) loans or debt obligations which are private and untraded.

(B)
These two items results from an option, not an obligation, to repurchase loans from Newcastle’s subprime mortgage loan securitizations (Note 6), are noneconomic until such option is exercised, and are equal and offsetting.

(C)	Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$154,450	5.04%	$(12,175)

(D)
This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.

(E)
Newcastle’s derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle’s nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs’ total investments exceeded the fair value of each of the CDOs’ derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty’s credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty’s “AA” credit rating. Newcastle’s significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.

(F)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. As a result, the fair value of Newcastle’s net investments in these non-recourse financing structures is equal to the present value of their expected future net cash flows.

(G)	Newcastle notes that the unrealized gain on the liabilities within such structures cannot be fully realized.
(H)	The notional amount represents the total unpaid principal balance of the mortgage loans on which Newcastle is entitled to receive 65% of the Excess MSRs on performing loans.

Valuation Hierarchy

The methodologies used for valuing such instruments have been categorized into three broad levels, which form a hierarchy.

Level 1 - Quoted prices in active markets for identical instruments.
Level 2 - Valuations based principally on other observable market parameters, including
●	Quoted prices in active markets for similar instruments,
●	Quoted prices in less active or inactive markets for identical or similar instruments,
●	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and
●	Market corroborated inputs (derived principally from or corroborated by observable market data).
Level 3 - Valuations based significantly on unobservable inputs.
●
Level 3A - Valuations based on third party indications (broker quotes, counterparty quotes or pricing services) which were, in turn, based significantly on unobservable inputs or were otherwise not supportable as Level 2 valuations.

●	Level 3B - Valuations based on internal models with significant unobservable inputs.

Newcastle follows this hierarchy for its financial instruments measured at fair value on a recurring basis. The classifications are based on the lowest level of input that is significant to the fair value measurement.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value. For Newcastle’s investments in real estate securities, real estate related loans and residential mortgage loans categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions relating to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is generally accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed. For Newcastle’s investments in Excess MSRs, significant unobservable inputs include the discount rate, assumptions relating to prepayments, delinquency rates, recapture rates and excess mortgage servicing amount. Significant increases (decreases) in the discount rates, prepayments or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by directionally similar changes in the assumptions used for the prepayment speed.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3A	Level 3B	Total
Assets:
Real estate securities, available for sale:
CMBS	$474,992	$376,391	$—	$330,026	$46,365	$376,391
REIT debt	62,700	66,174	66,174	—	—	66,174
ABS - subprime	558,215	355,975	—	330,021	25,954	355,975
ABS - other real estate	10,098	1,475	—	798	677	1,475
FNMA / FHLMC	768,619	820,535	820,535	—	—	820,535
CDO	203,477	71,025	—	65,027	5,998	71,025
Real estate securities total	$2,078,101	1,691,575	886,709	725,872	78,994	1,691,575

Investments in Excess MSRs (1)	$76,560,751	$245,036	$—	$—	$245,036	$245,036

Derivative assets:
Interest rate caps, not treated as hedges	$23,400	$165	$165	$—	$—	$165
Derivative assets total	$23,400	$165	$165	$—	$—	$165

Liabilities:
Derivative Liabilities:
Interest rate swaps, treated as hedges	$154,450	$12,175	$12,175	$—	$—	$12,175
Interest rate swaps, not treated as hedges	294,203	19,401	19,401	—	—	19,401
Derivative liabilities total	$448,653	$31,576	$31,576	$—	$—	$31,576

(1)	The notional amount represents the total unpaid principal balance of the mortgage loans. Generally, Newcastle does not receive an excess mortgage servicing amount on nonperforming loans.

Newcastle’s investments in instruments (excluding the Excess MSRs, see below) measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2010	$840,227	$331,904	$83,582	$36,193	$—	$1,291,906
Transfers (A)
Transfers from Level 3B	41,158	25,000	19,950	718	2,641	89,467
Transfers into Level 3B	(88,464)	(24,826)	(15,031)	(7,548)	(2,475)	(138,344)
CDO V Deconsolidation	(59,970)	(55,838)	(5,107)	—	—	(120,915)
Total gains (losses) (B)
Included in net income (loss) (C)	42,597	579	(23)	(113)	—	43,040
Included in other comprehensive income (loss)	(106,500)	38,583	(9,158)	(716)	(11,461)	(89,252)
Amortization included in interest income	23,878	5,883	5,210	338	3,376	38,685
Purchases, sales and settlements
Purchases	313,857	27,262	29,359	7,548	69,308	447,334
Proceeds from sales	(139,387)	(54,885)	(6,573)	—	—	(200,845)
Proceeds from repayments	(51,113)	(161,227)	(36,068)	(5,232)	(9,342)	(262,982)
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total

Balance at December 31, 2010	$107,457	$21,146	$94,424	$8,985	$4,282	$236,294
Transfers (A)
Transfers from Level 3A	88,464	24,826	15,031	7,548	2,475	138,344
Transfers into Level 3A	(41,158)	(25,000)	(19,950)	(718)	(2,641)	(89,467)
CDO V Deconsolidation	(32,289)	(1,908)	(14,568)	(3,833)	—	(52,598)
Total gains (losses) (B)
Included in net income (loss) (C)	7,972	722	(1,332)	(287)	2,273	9,348
Included in other comprehensive income (loss)	32,374	1,743	3,766	(3,200)	(3,346)	31,337
Amortization included in interest income	17,055	163	8,796	911	617	27,542
Purchases, sales and settlements
Purchases	13,634	25,000	25	—	10,192	48,851
Proceeds from sales	(27,400)	(721)	(8,624)	(348)	(3,884)	(40,977)
Proceeds from repayments	(25,487)	(6,493)	(15,087)	(2,139)	(6,029)	(55,235)
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094
Transfers (A)
Transfers from Level 3B	6,056	21,823	28,048	—	—	55,927
Transfers into Level 3B	(28,467)	(14,105)	(11,057)	(5)	—	(53,634)
CDO X Deconsolidation	(634,036)	(40,172)	(70,607)	(25,883)	—	(770,698)
Total gains (losses) (B)
Included in net income (loss) (C)	1,190	—	(8)	—	—	1,182
Included in other comprehensive income (loss)	32,373	11,490	26,159	(629)	12,823	82,216
Amortization included in interest income	24,845	1,410	10,805	(11)	5,211	42,260
Purchases, sales and settlements
Purchases	71,968	—	315,475	—	—	387,443
Proceeds from sales	(24,551)	—	—	—	—	(24,551)
Proceeds from repayments	(40,086)	(8,430)	(34,935)	(3,862)	(5,054)	(92,367)
Balance at December 31, 2012	$225,575	$104,451	$330,021	$798	$65,027	$725,872

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439
Transfers (A)
Transfers from Level 3A	28,467	14,105	11,057	5	—	53,634
Transfers into Level 3A	(6,056)	(21,823)	(28,048)	—	—	(55,927)
CDO X Deconsolidation	(133,624)	—	(16,097)	(291)	—	(150,012)
Total gains (losses) (B)
Included in net income (loss) (C)	(6,137)	(396)	836	(4,092)	—	(9,789)
Included in other comprehensive income (loss)	(9,836)	1,025	2,414	2,368	2,302	(1,727)
Amortization included in interest income	8,693	367	6,886	299	446	16,691
Purchases, sales and settlements
Purchases	44,119	—	—	—	—	44,119
Proceeds from sales	(18,708)	—	(3,295)	(3,743)	—	(25,746)
Proceeds from repayments	(18,346)	(15,585)	(10,280)	(788)	(689)	(45,688)
Balance at December 31, 2012	$29,194	$17,171	$25,954	$677	$5,998	$78,994

(A)	Transfers are assumed to occur at the beginning of the quarter. CDO V was deconsolidated on June 17, 2011 and CDO X was deconsolidated on September 12, 2012.
(B)	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
(C)	These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2012		2011
	Level 3A	Level 3B	Level 3A	Level 3B
Gain (loss) on settlement of investments, net	$1,196	$9,000	$44,560	$22,895
Other income (loss), net	—	—	—	—
OTTI	(14)	(18,789)	(1,520)	(13,547)
Total	$1,182	$(9,789)	$43,040	$9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—	$—	$—

Securities Valuation

As of December 31, 2012, Newcastle’s securities valuation methodology and results are further detailed as follows:

			Fair Value
	Outstanding	Amortized			Internal
	Face	Cost	Multiple	Single	Pricing
Asset Type	Amount (A)	Basis (B)	Quotes (C)	Quote (D)	Models (E)	Total

CMBS	$474,992	$336,966	$255,784	$74,242	$46,365	$376,391
REIT debt	62,700	62,069	34,809	31,365	—	66,174
ABS - subprime	558,215	321,801	290,731	39,290	25,954	355,975
ABS - other real estate	10,098	1,547	—	798	677	1,475
FNMA / FHLMC	768,619	818,866	395,131	425,404	—	820,535
CDO	203,477	67,538	—	65,027	5,998	71,025
Total	$2,078,101	$1,608,787	$976,455	$636,126	$78,994	$1,691,575

(A)	Net of incurred losses.
(B)	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
(C)
Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” – meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(D)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.
(E)	Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized
	Amortized		Impairment	Gains (Losses)	Weighted Average Significant Input
	Cost	Fair	Recorded in	in Accumulated	Discount	Prepayment	Cumulative	Loss
Asset Type	Basis (B)	Value	Current Year	OCI	Rate	Speed (F)	Default Rate	Severity

CMBS - conduit	$23,648	$29,193	$4,418	$5,545	10%	N/A	21%	39%
CMBS - Large loan / single borrower	18,326	17,172	—	(1,154)	6%	N/A	18%	40%
ABS - subprime	13,741	25,954	719	12,213	8%	2%	60%	75%
ABS - other real estate	455	677	64	222	8%	0%	44%	100%
CDO	3,979	5,998	—	2,019	18%	4%	69%	93%
Total	$60,149	$78,994	$5,201	$18,845

All of the significant inputs listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources. Collateral prepayment, default and loss severity projections are in the form of “curves” or “vectors” that vary for each monthly collateral cash flow projection. Methods used to develop these projections vary by asset class (e.g., CMBS projections are developed differently than Home Equity ABS projections) but conform to industry conventions.  Newcastle uses assumptions that generate its best estimate of future cash flows of each respective security.

The prepayment vector specifies the percentage of the collateral balance that is expected to voluntarily pay off at each point in the future. The prepayment vector is based on projections from a widely published investment bank model, which considers factors such as collateral FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. This vector is scaled up or down to match recent collateral-specific prepayment experience, as obtained from remittance reports and market data services.

Loss severities are based on recent collateral-specific experience with additional consideration given to collateral characteristics. Collateral age is taken into consideration because severities tend to initially increase with collateral age before eventually stabilizing. Newcastle typically uses projected severities that are higher than the historic experience for collateral that is relatively new to account for this effect. Collateral characteristics such as loan size, lien position, and location (state) also effect loss severity. Newcastle considers whether a collateral pool has experienced a significant change in its composition with respect to these factors when assigning severity projections.

Default vectors are determined from the current “pipeline” of loans that are more than 90 days delinquent, in foreclosure, or are real estate owned (REO). These significantly delinquent loans determine the first 24 months of the default vector. Beyond month 24, the default vector transitions to a steady-state value that is generally equal to or greater than that given by the widely published investment bank model.

The discount rates Newcastle uses are derived from a range of observable pricing on securities backed by similar collateral and offered in a live market. As the markets in which Newcastle transacts have become less liquid, Newcastle has had to rely on fewer data points in this analysis.

(F)	Projected annualized average prepayment rate.

Loan Valuation

Loans which Newcastle does not have the ability or intent to hold into the foreseeable future are classified as held-for-sale. As a result, these held-for-sale loans are carried at the lower of amortized cost or fair value and are therefore recorded at fair value on a non-recurring basis. These loans were written down to fair value at the time of the impairment, based on broker quotations, pricing service quotations or internal pricing models. All the loans were within Level 3 of the fair value hierarchy. For real estate related loans, the most significant inputs used in the valuations are the amount and timing of expected future cash flows, market yields and the estimated collateral value of such loan investments.  For residential mortgage loans, significant inputs include management’s expectations of prepayment speeds, default rates, loss severities and discount rates that market participants would use in determining the fair values of similar pools of residential mortgage loans.

The following tables summarize certain information for real estate related loans and residential mortgage loans held-for-sale as of December 31, 2012:

				Valuation	Significant Input
	Outstanding			Allowance/	Range		Weighted Average
	Face	Carrying	Fair	(Reversal) In	Discount	Loss	Discount	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Severity	Rate	Severity
Mezzanine	$527,793	$442,529	$451,812	$4,049	6.5% - 25.0%	0.0% - 100.0%	10.1%	10.6%
Bank Loan	391,904	208,863	208,863	(19,123)	6.3% - 36.3%	0.0% - 100.0%	18.9%	37.6%
B-Note	171,258	161,610	162,285	(13,139)	8.0% - 15.0%	0.0%	10.4%	0.0%
Whole Loan	30,130	30,130	30,142	—	5.1% - 7.1%	0.0% - 15.0%	5.2%	14.5%
Total Real Estate Related Loans Held for Sale, Net	$1,121,085	$843,132	$853,102	$(28,213)

				Valuation
	Outstanding			Allowance/	Significant Input (Weighted Average)
	Face	Carrying	Fair	(Reversal) In	Discount	Prepayment	Cumulative	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Speed	Default Rate	Severity
Non-securitized Manufactured Housing Loans I	$573	$163	$163	$3	38.8%	0.0%	52.9%	75.0%
Non-securitized Manufactured Housing Loans II	3,072	2,308	2,308	(496)	15.5%	5.0%	3.5%	80.0%
Total Residential Mortgage Loans Held for Sale, Net	$3,645	$2,471	$2,471	$(493)

Loans which Newcastle has the intent and ability to hold into the foreseeable future are classified as held-for-investment. Loans held-for-investment are carried at the aggregate unpaid principal balance adjusted for any unamortized premium or discount, deferred fees or expenses, an allowance for loan losses, charge-offs and write-downs for impaired loans.

The following table summarizes certain information for residential mortgage loans held-for-investment as of December 31, 2012:

					Significant Input (Weighted Average)
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	Prepayment Speed	Constant Default Rate	Loss Severity
Securitized Manufactured Housing Loans I	$118,746	$100,124	$99,964	$(49)	9.5%	4.0%	4.0%	75.0%
Securitized Manufactured Housing Loans II	153,193	150,123	148,441	3,926	7.5%	5.0%	3.5%	80.0%
Residential Loans	56,131	42,214	48,625	242	7.4%	4.7%	2.8%	46.6%
Total Residential Mortgage Loans, Held-for-Investment, Net	$328,070	$292,461	$297,030	$4,119

Excess MSRs Valuation

Fair value estimates of Newcastle’s Excess MSRs investments were based on internal pricing models.  The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment speeds, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans, and discount rates that market participants would use in determining the fair values of servicing assets on similar pools of residential mortgage loans.  In addition, in valuing the Excess MSRs investments, management considered the likelihood of Nationstar being removed as servicer, which likelihood is considered to be remote.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs investments as of December 31, 2012:

	Significant Input Ranges
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
MSR Pool 1 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
MSR Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
MSR Pool 2 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
MSR Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
MSR Pool 3 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
MSR Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
MSR Pool 4 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
MSR Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
MSR Pool 5 - Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)           Projected annualized weighted average voluntary and involuntary prepayment rate using a prepayment vector.
(B)           Projected percentage of mortgage loans in the pool that are expected to miss their mortgage payments.
(C)           Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)           Weighted average total mortgage servicing amount in excess of the basic fee.
(E)           The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO)

All of the assumptions listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources.

Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector.  For the Recapture Agreements and recaptured loans, Newcastle also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans).  This data is obtained from remittance reports, market data services and other market sources.

Delinquency rates are based on the recent pool-specific experience of loans that missed their most recent mortgage payments.  For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools recently originated by Nationstar and recent delinquency experience.  Additional consideration is given to loans that are expected to become 30 or more days delinquent.

Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools.  Generally, Newcastle looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee.  For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, Newcastle considers the excess mortgage servicing amount on loans recently originated by Nationstar and other general market considerations.

The discount rates Newcastle uses are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

Newcastle uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans.  The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”)  and expected borrower behavior for original loans and loans which have been refinanced.  Newcastle uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreement.  These assumptions are based on historical recapture experience and market pricing.

Newcastle’s MSRs investments measured at fair value on a recurring basis using Level 3B inputs changed as follows:

	Level 3B (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	Total
Balance at December 30, 2010
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	—	—	—	—	—	—
Interest income	367	—	—	—	—	367
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Purchase adjustments	1,260	—	—	—	—	1,260
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)
Balance at December 30, 2011	$43,971	$—	$—	$—	$—	$43,971
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the quarter.
(C)
The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statement of income.

Derivatives

Newcastle’s derivative instruments are valued using counterparty quotations. These quotations are generally based on valuation models with model inputs that can generally be verified and which do not involve significant judgment. The significant observable inputs used in determining the fair value of our Level 2 derivative contracts are contractual cash flows and market based interest rate curves.

Newcastle’s derivatives are recorded on its balance sheet as follows:

		Fair Value
		December 31,
	Balance sheet location	2012	2011
Derivative Assets
Interest rate caps, designated as hedges	Derivative Assets	$—	$1,092
Interest rate caps, not designated as hedges	Derivative Assets	165	862
		$165	$1,954
Derivative Liabilities
Interest rate swaps, designated as hedges	Derivative Liabilities	$12,175	$90,025
Interest rate swaps, not designated as hedges	Derivative Liabilities	19,401	29,295
		$31,576	$119,320

The following table summarizes information related to derivatives:

	December 31,
	2012	2011
Cash flow hedges
Notional amount of interest rate swap agreements	$154,450	$848,434
Notional amount of interest rate cap agreements	—	104,205
Amount of (loss) recognized in OCI on effective portion	(12,050)	(69,908)

Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	237	299
Deferred hedge gain (loss) related to dedesignation, net of amortization	(210)	(893)
Expected reclassification of deferred hedges from AOCI into earnings over the next 12 months	4	1,688

Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(6,259)	(35,348)

Non-hedge Derivatives
Notional amount of interest rate swap agreements	294,203	316,600
Notional amount of interest rate cap agreements	23,400	36,428

The following table summarizes gains (losses) recorded in relation to derivatives:

	Income Statement	Year Ended December 31,
	Location	2012	2011	2010
Cash flow hedges
Gain (loss) on the ineffective portion	Other Income (Loss)	$483	$(917)	$580
Gain (loss) immediately recognized at dedesignation	Gain (Loss) on Sale of Investments, Other Income (Loss)	(7,036)	(13,939)	(39,184)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	Interest Expense	(30,631)	(63,350)	(83,869)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	Interest Expense	61	58	475
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	Interest Expense	1,189	2,259	(5,471)

Non-hedge derivatives gain (loss)	Other Income (Loss)	9,101	3,284	(1,240)

Liabilities for Which Fair Value is Only Disclosed

The following table summarizes the level of the fair value hierarchy, valuation techniques and inputs used for estimating each class of liabilities not measured at fair value in the statement of financial position but for which fair value is disclosed:

Type of Liabilities Not Measured At Fair Value for Which Fair Value Is Disclosed	Fair Value Hierarchy	Valuation Techniques and Significant Inputs
CDO bonds payable	Level 3
Valuation technique is based on discounted cash flow.

Significant inputs include:
•      Underlying security and loan prepayment, default and cumulative loss expectations
•      Amount and timing of expected future cash flows
•      Market yields and credit spreads implied by comparisons to transactions of similar  tranches of CDO debt by the varying levels of subordination

Other bonds and notes payable	Level 3
Valuation technique is based on discounted cash flow.

Significant inputs include:
•      Amount and timing of expected future cash flows
•      Interest rates
•      Broker quotations
•      Market yields and credit spreads implied by comparisons to transactions of similar  tranches of securitized debt by the varying levels of subordination

Repurchase agreements	Level 2	Valuation technique is based on market comparables. Significant variables include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads
Mortgage notes payable	Level 3	Valuation technique is based on discounted cash flows. Significant inputs include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads
Junior subordinated notes payable	Level 3	Valuation technique is based on discounted cash flow. Significant inputs include: • Amount and timing of expected future cash flows • Interest rates • Market yields and the credit spread of Newcastle